Capital stock - Voting Common Shares (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024
Capital stock
Issued capital	$ 73,727,463	$ 67,144,672
Common shares
Capital stock
Issued capital	$ 73,699,211	$ 67,116,420
Shares outstanding	1,221,631	122,737	25,899	455
Pre-funded warrants
Capital stock
Issued capital	$ 28,252	$ 28,252
Shares outstanding	2	2	2	2